Certain Relationships and Related Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 04, 1988
Related Party Transaction [Line Items]
Billings to U.S. Cellular from TDS	$ 86	$ 85	$ 94
TDS | U.S. Cellular
Related Party Transaction [Line Items]
TDS ownership percentage	82.00%
TDS | U.S. Cellular | Minimum
Related Party Transaction [Line Items]
TDS ownership percentage				90.00%
Sidley Austin LLP
Related Party Transaction [Line Items]
Legal expense	$ 5	7	6
TDS
Related Party Transaction [Line Items]
Billings to U.S. Cellular from TDS	$ 86	$ 85	$ 94